Fair Value Measurements	3 Months Ended
Jan. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4: FAIR VALUE MEASUREMENTS
There have been no significant changes to

the Bank’s approach and methodologies used

to determine fair value measurements for

the three months ended
January 31, 2025.
(a)

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 195,194 $ 192,005 $ 206,815 $ 202,667
Other debt securities 60,549 59,641 64,800 63,509
Total debt securities at amortized cost, net of allowance for credit losses 255,743 251,646 271,615 266,176
Total loans, net of allowance for loan losses

965,312 966,640 949,549 949,227
Total financial assets not carried at fair value $ 1,221,055 $ 1,218,286 $ 1,221,164 $ 1,215,403
FINANCIAL LIABILITIES
Deposits $ 1,290,486 $ 1,289,027 $ 1,268,680 $ 1,266,562
Securitization liabilities at amortized

cost

12,652 12,492 12,365 12,123
Subordinated notes and debentures

13,671

13,961

11,473 11,628
Total financial liabilities not carried at fair value $ 1,316,809 $ 1,315,480 $ 1,292,518 $ 1,290,313
This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(b) FAIR VALUE HIERARCHY
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on

a recurring basis as at
January 31, 2025 and October 31, 2024.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 967 $ 10,231 $ – $ 11,198 $ 691 $ 9,551 $ – $ 10,242
Provinces

– 7,057 – 7,057 – 6,398 – 6,398
U.S. federal, state, municipal governments,

and agencies debt
– 22,890 – 22,890 – 18,861 – 18,861
Other OECD 2

government-guaranteed debt
– 9,475 – 9,475 – 9,722 – 9,722
Mortgage-backed securities – 1,237 – 1,237 – 1,352 – 1,352
Other debt securities
Canadian issuers

– 7,171 10 7,181 – 6,611 12 6,623
Other issuers – 17,043 1 17,044 – 15,845 14 15,859
Equity securities 76,844 56 8 76,908 68,682 34 12 68,728
Trading loans

– 24,178 – 24,178 – 23,518 – 23,518
Commodities 21,136 550 – 21,686 13,504 962 – 14,466
Retained interests – 1 – 1 – 1 – 1

98,947 99,889 19 198,855 82,877 92,855 38 175,770
Non-trading financial assets at fair value

through profit or loss
Securities 407 1,738 1,287 3,432 391

1,188 1,233 2,812
Loans – 3,378 – 3,378 – 3,057 – 3,057
407 5,116 1,287 6,810 391 4,245 1,233 5,869
Derivatives
Interest rate contracts

4 16,582 – 16,586 2

15,440 – 15,442
Foreign exchange contracts

40 56,711 23 56,774 47 51,001 13 51,061
Credit contracts

– 18 – 18 – 6 – 6
Equity contracts

118 6,649 – 6,767 64 6,167 – 6,231
Commodity contracts

376 3,349 15 3,740 548 4,756 17 5,321
538 83,309 38 83,885 661 77,370 30 78,061
Financial assets designated at
fair value through profit or loss
Securities
1
– 6,299 – 6,299 –

6,417 – 6,417
– 6,299 – 6,299 – 6,417 – 6,417
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal – 16,457 – 16,457 – 18,139 – 18,139
Provinces

– 21,911 – 21,911 – 21,270 – 21,270
U.S. federal, state, municipal governments,

and agencies debt
– 45,217 – 45,217 – 35,197 – 35,197
Other OECD government-guaranteed debt – 5,251 – 5,251 – 1,679 – 1,679
Mortgage-backed securities – 2,093 – 2,093 – 2,137 – 2,137
Other debt securities
Asset-backed securities – 3,032 – 3,032 – 1,384 – 1,384
Corporate and other debt – 10,264 3 10,267 – 9,439 7 9,446
Equity securities 1,070 2 3,174 4,246 1,058 2 3,355 4,415
Loans – 217 – 217 – 230 – 230

1,070 104,444 3,177 108,691 1,058 89,477 3,362 93,897
Securities purchased under reverse
repurchase agreements – 8,800 – 8,800 – 10,488 – 10,488
FINANCIAL LIABILITIES
Trading deposits

–

26,739

459

27,198

– 29,907 505 30,412
Derivatives

Interest rate contracts

4 14,100 155 14,259 3

13,283

158

13,444
Foreign exchange contracts

56 47,169 2 47,227 30 40,936 12 40,978
Credit contracts

– 456 – 456 – 403 – 403
Equity contracts

– 8,869 29 8,898 – 7,974 24 7,998
Commodity contracts

389 3,769 19 4,177 673 4,845 27 5,545
449 74,363 205 75,017 706 67,441 221

68,368
Securitization liabilities at fair value – 21,181 – 21,181 –

20,319

–

20,319
Financial liabilities designated at fair value
through profit or loss – 210,699 1 210,700 –

207,890

24

207,914
Obligations related to securities sold short 1

3,111 42,975 – 46,086 1,783

37,732

–

39,515
Obligations related to securities sold
under repurchase agreements – 12,236 – 12,236 – 9,736 – 9,736
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).
(c)

TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS

AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets

and liabilities between the different levels of

the fair value hierarchy using the fair values

as at the end of each
reporting period.

There were no significant transfers between

Level 1 and Level 2 during the three months

ended January 31, 2025

and January 31, 2024.
There were no significant transfers between

Level 2 and Level 3 during the three

months ended January 31, 2025

and January 31, 2024.

There were no significant changes to the unobservable

inputs and sensitivities for assets and liabilities

classified as Level 3 during the three

months ended
January 31, 2025, and January 31, 2024.
(d) RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three
months ended January 31, 2025 and January

31, 2024.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2024 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 26 – – – (15) – – 11 (1)
Equity securities 12 2 – 1 (7) – – 8 –

38 2 – 1 (22) – – 19

(1)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 30 – 43 (19) – – 1,287 7
1,233 30 – 43 (19) – – 1,287 7
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (4) – – 3 –
Equity securities

3,355 – – 2 (183) – – 3,174 –

$ 3,362 $ – $ – $ 2 $ (187) $ – $ – $ 3,177 $ –
FINANCIAL LIABILITIES
Trading deposits
6
$ (505) $ 4 $ – $ (72) $ 114 $ – $ – $ (459) $ 6
Derivatives 7
Interest rate contracts

(158) (6) – – 9 – – (155)

2
Foreign exchange contracts 1 6 – – 5 7 2 21 11
Equity contracts (24) (5) – – (1) 1 – (29) (7)
Commodity contracts (10) 6 – – – – – (4) 7

(191) 1 – – 13 8 2 (167)

13
Financial liabilities designated
at fair value
through profit or loss

(24) – – (6) 29 – – (1)

–
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2023 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2024 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (33) $ – $ – $ 34 $ (1)
Other debt securities 65 3 – 72 (81) 2 – 61 (1)
Equity securities 10 (1) – – (2) – – 7 –

142 2 – 72 (116) 2 – 102

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 980 13 – 91 (5) – – 1,079 17
980 13 – 91 (5) – – 1,079 17
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (3) 3 (1) – – 26 (3)
Equity securities

2,377 – (10) 6 (231) – – 2,142 2

$ 2,404 $ – $ (13) $ 9 $ (232) $ – $ – $ 2,168 $ (1)
FINANCIAL LIABILITIES
Trading deposits 6 $ (985) $ (24) $ – $ (56) $ 21 $ – $ 5 $ (1,039) $ (43)
Derivatives 7
Interest rate contracts

(126) (23) – – 12 – – (137) (12)
Foreign exchange contracts (6) 2 – – – – 3 (1) (1)
Equity contracts (21) (6) – – – (1) – (28) (5)
Commodity contracts (1) 10 – – (19) – – (10) (17)

(154) (17) – – (7) (1) 3 (176) (35)
Financial liabilities designated
at fair value
through profit or loss

(22) 38 – (54) 14 – – (24) 38
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
38

million (January 31, 2024 – $
10

million; October 31, 2024/November 1, 2024 – $
30

million; October 31, 2023/November 1, 2023 – $
22

million) and
derivative liabilities of $ 205

million (January 31, 2024 – $
186

million; October 31, 2024/November 1, 2024 – $
221

million; October 31, 2023/November 1, 2023 – $
176

million) which have
been netted in this table for presentation purposes only.